Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	December 31, 2013 (thousands)	March 31, 2013 (thousands)
	(unaudited)
Drilling/permitting	$174	$382
Engineering	1,617	1,796
Private leaseholder obligations	—	1,500
Legal	678	720
Board of Directors’ fees	125	125
Off-take arrange fee	50	1,588
Compensation and other	2,049	1,245
Total accounts payable and accrued liabilities	$4,693	$7,356